CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	$ 6,768	$ 23,241	$ 7,517	$ 17,575
Restricted cash	0	130	120	130
Total cash, cash equivalents and restricted cash	6,768	23,371	7,637	17,705	$ 1,454
Supplemental disclosure of cash flow information:
Reclassification of warrants due to reassessment	0	3,628
Reclassification of warrants due to modification	0	8,198
Taxes paid in cash	0	605
Interest paid in cash	$ 0	$ 4	$ 11
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Reclassification of warrants from equity to liability				3,628
Reclassification of warrants from liability to equity				$ 8,198